Cover	Oct. 20, 2026
Cover [Abstract]
Amendment Flag	false
Entity Address, Address Line One	300 South Tryon Street,
Entity Address, Address Line Two	Suite 2500
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Document Period End Date	Oct. 20, 2026
Document Type	8-K
Entity Incorporation, Date of Incorporation	MD
Securities Act File Number	814-01397
Entity Tax Identification Number	86-3780522
Entity Address, Postal Zip Code	28202
City Area Code	704
Local Phone Number	805-7200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Registrant Name	Barings Private Credit Corporation
Entity Central Index Key	0001859919